Investment in Equity Affiliate - Petrodelta, S.A. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Assets and Liabilities

	March 31, 2013	December 31, 2012
	(in thousands)

Current assets	$1,254,716	$1,425,115
Property and equipment	551,429	538,351
Other assets	85,888	70,468
Current liabilities	873,187	1,180,559
Other liabilities	70,916	93,101
Net equity	947,930	760,274

	December 31, 2012	December 31, 2011
	(in thousands)
Current assets	$1,425,115	$979,868
Property and equipment	538,351	409,941
Other assets	70,468	146,499
Current liabilities	1,180,559	808,955
Other liabilities	93,101	53,073
Net equity	760,274	674,280

Petrodelta's [Member]
Summary of Financial Information

Summary financial information has been presented below at March 31, 2013 and December 31, 2012, and for the three months ended March 31, 2013 and 2012:

	Three Months	Three Months
	Ended	Ended
	March 31, 2013	March 31, 2012
	(in thousands)
Revenues:
Oil sales	$317,324	$324,497
Gas sales	1,201	972
Royalty	(105,533)	(107,339)

	212,992	218,130
Expenses:
Operating expenses	26,533	21,581
Workovers	3,064	5,908
Depletion, depreciation and amortization	20,465	17,922
General and administrative	8,780	4,983
Windfall profits tax	66,046	84,738

	124,888	135,132

Income from operations	88,104	82,998

Investment earnings and other	1,400	1
Gain on exchange rate	186,721	—
Windfall profits tax credit	36,371	—
Interest expense	(2,750)	(1,913)

Income before income tax	309,846	81,086

Current income tax expense	137,609	42,070
Deferred income tax benefit	(15,419)	(13,490)

Net Income	187,656	52,506
Adjustment to reconcile to reported Net Income from
Unconsolidated Equity Affiliate:
Deferred income tax expense	23,647	12,041
Reversal of windfall profits tax credit	36,371	—
Sports Law over accrual	(1,651)	(345)

Net Income Equity Affiliate	129,289	40,810
Equity interest in unconsolidated equity affiliate	40%	40%

Income before amortization of excess basis in equity affiliate	51,716	16,324
Amortization of excess basis in equity affiliate	(553)	(489)
Conform depletion expense to GAAP	(1,692)	1,061

Net income from unconsolidated equity affiliate	$49,471	$16,896

Summary financial information has been presented below at December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Revenues:
Oil sales	$1,263,264	$1,122,191	$604,173
Gas sales	3,350	3,497	3,398
Royalty	(423,069)	(374,135)	(204,688)

	843,545	751,553	402,883

Expenses:
Operating expenses	121,023	77,236	44,749
Workovers	17,302	28,508	8,910
Depletion, depreciation and amortization	86,004	58,376	40,429
General and administrative	31,753	11,297	15,508
Windfall profits tax	291,355	237,632	14,116

	547,437	413,049	123,712

Income from Operations	296,108	338,504	279,171
Gain on exchange rate	—	—	84,448
Investment earnings and other	13	610	3,179
Interest expense	(7,017)	(10,699)	(26,767)

Income before Income Tax	289,104	328,415	340,031

Current income tax expense	127,080	190,577	189,780
Deferred income tax expense (benefit)	76,030	(94,622)	72,568

Net Income	85,994	232,460	77,683
Adjustment to reconcile to reported Net Income from Equity Affiliate:
Deferred income tax expense (benefit)	(78,968)	49,545	(92,195)
Sports law over accrual	(2,536)	—	—

Net Income Equity Affiliate	167,498	182,915	169,878
Equity interest in equity affiliate	40%	40%	40%

Income before amortization of excess basis in equity affiliate	66,999	73,166	67,951
Amortization of excess basis in equity affiliate	(2,143)	(1,863)	(1,414)
Conform depletion expense to USGAAP	2,913	763	(246)

Net income from equity affiliate	$67,769	$72,066	$66,291